Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Provisions and contingent liabilities

25. Provisions and contingent liabilities

	2025	2024

Tax risks	5,081	883
Civil risks	22,044	18,650
Labor risks	3,795	3,018
Total	30,920	22,551

The Company and its subsidiaries are parties to lawsuits and administrative proceedings arising from time to time in the ordinary course of operations, involving civil, tax and labor claims. Such claims are being addressed at both the administrative and judicial levels, and when applicable, are supported by judicial deposits. Provisions for probable losses arising from these claims are estimated and periodically adjusted by management, with support from external legal counsel. There is significant uncertainty relating to the timing of any cash outflows, if any, for civil and labor risk.

a) Provision

Civil lawsuits are mainly related to credit card operations. Based on management’s assessment, and inputs from Nu’s external legal counsel, the Group has provisioned US$22,044 as of December 31, 2025 (US$18,650 on December 31, 2024) which is considered sufficient to cover the estimated losses from civil lawsuits with probable loss classification.

b) Changes

Changes to provisions and contingent liabilities are as follows:

	2025				2024	2023
	Tax	Civil	Labor	Total	Total	Total

Balance at beginning of the year	883	18,650	3,018	22,551	8,082	17,947
Additions	3,652	26,239	5,885	35,776	47,994	14,588
Monetary adjustment	373	58	473	904	561	-
Reversals	-	(2,111)	(5,331)	(7,442)	(14,430)	(3,475)
Payments	-	(23,110)	(628)	(23,738)	(15,719)	(22,226)
Effect of changes in exchange rates (OCI)	173	2,318	378	2,869	(3,937)	1,248
Balance at end of the year	5,081	22,044	3,795	30,920	22,551	8,082

c) Contingencies

The Group is a party to civil and labor lawsuits, involving risks classified by management and supported by its advisors as possible losses, totaling approximately US$4,372 and US$4,532, as of December 31, 2025 respectively (US$2,613 and US$17,738 on December 31, 2024).

d) Judicial deposits

As of December 31, 2025, the total amount of judicial deposits shown as “Other assets” (note 17) is US$92,738 (US$31,143 on December 31, 2024) and is substantially attributed to the judicial deposit carried on behalf of the shareholders of Nu Investimento, prior to the acquisition, due to a tax proceeding related to withholding taxes calculated on amounts paid to employees.